Property, Plant & Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment
Property, plant & equipment consist of the following:

June 30,	2019	2018
($000)
Land and land improvements	$9,001	$9,072
Buildings and improvements	249,238	216,507
Machinery and equipment	739,330	633,934
Construction in progress	71,425	88,350
	1,068,994	947,863
Less accumulated depreciation	(486,204)	(422,973)
	$582,790	$524,890